Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2023 and December 31, 2022:

	As of
In thousands of U.S. dollars	June 30, 2023	December 31, 2022
Prepaid vessel operating expenses - SSM	$5,562	$5,450
Prepaid expenses - SCM	85	84
Prepaid expenses - Scorpio Handymax Tanker Pool Limited	3	3
Prepaid expenses - related party port agent	—	98
Prepaid expenses - Scorpio MR Pool Limited	—	14
Prepaid expenses - Scorpio LR2 Pool Limited	—	1
Prepaid expenses and other current assets - related parties	5,650	5,650

Third party - prepaid vessel operating expenses	2,404	2,787
Prepaid insurance	1,655	744
Prepaid port agent advances	3	3,086
Other prepaid expenses	955	5,892
	$10,667	$18,159